UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Tiger Legatus Capital Management, LLC

Address:    101 Park Avenue, 21st Floor
            New York, New York 10178


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jesse Ro
Title:   Managing Member
Phone:   (212) 763-2363


Signature, Place and Date of Signing:


/s/ Jesse Ro                    New York, New York          February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $90,396
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name

1.                                   Tiger Legatus Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012


COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------    ---------  --------  -------------------  ----------  --------   -------------------
                                                            VALUE    SHRS OR   SH/  PUT   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X1000)   PRN AMT   RN   CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
--------------                --------------    ---------  --------  -------   --   ----  ----------  --------   ------- ------ ----
CIGNA CORPORATION             COM               125509109    5,881   110,000   SH          DEFINED       1       110,000
GRIFOLS S A                   SP ADR REP B NVT  398438408    7,520   290,000   SH          DEFINED       1       290,000
INTERXION HOLDING N.V         SHS               N47279109    7,841   330,000   SH          DEFINED       1       330,000
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105   30,421   667,710   SH          DEFINED       1       667,710
QLT INC                       COM               746927102    5,581   710,000   SH          DEFINED       1       710,000
RYMAN HOSPITALITY PPTYS INC   COM               78377T107   10,384   270,000   SH          DEFINED       1       270,000
SUSSER HLDGS CORP             COM               869233106    4,829   140,000   SH          DEFINED       1       140,000
WILLIAMS COS INC DEL          COM               969457100   13,915   425,000   SH          DEFINED       1       425,000
WILLIS GROUP HOLDINGS PUBLIC  SHS               G96666105    4,024   120,000   SH          DEFINED       1       120,000






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